Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000129654
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Investor Class
Trading Symbol	TRARX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 48,969,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$48,969
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	45.9%
Domestic Equity Funds	24.1
International Bond Funds	17.3
International Equity Funds	9.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.5%
T. Rowe Price New Income Fund	19.1
T. Rowe Price International Bond Fund (USD Hedged)	7.1
T. Rowe Price Growth Stock Fund	4.7
T. Rowe Price Value Fund	4.7
T. Rowe Price Emerging Markets Bond Fund	4.3
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129655
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Advisor Class
Trading Symbol	PANRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Advisor Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 48,969,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$48,969
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	45.9%
Domestic Equity Funds	24.1
International Bond Funds	17.3
International Equity Funds	9.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.5%
T. Rowe Price New Income Fund	19.1
T. Rowe Price International Bond Fund (USD Hedged)	7.1
T. Rowe Price Growth Stock Fund	4.7
T. Rowe Price Value Fund	4.7
T. Rowe Price Emerging Markets Bond Fund	4.3
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169038
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	I Class
Trading Symbol	TFRRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - I Class	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 48,969,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	12.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$48,969
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Bond Funds	45.9%
Domestic Equity Funds	24.1
International Bond Funds	17.3
International Equity Funds	9.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	19.5%
T. Rowe Price New Income Fund	19.1
T. Rowe Price International Bond Fund (USD Hedged)	7.1
T. Rowe Price Growth Stock Fund	4.7
T. Rowe Price Value Fund	4.7
T. Rowe Price Emerging Markets Bond Fund	4.3
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless